File No. 033-31809
811-05883

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 45	☒

(Check appropriate box or boxes.)

Dreyfus Index Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on August 31, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A for Dreyfus Index Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until August 31, 2016, the effectiveness of Post-Effective Amendment No. 44 ("PEA No. 44"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-16-001476 on May 31, 2016.  Since no other changes are intended to be made to PEA No. 44 by means of this filing, Parts A, B and C of PEA No. 44 are incorporated herein by reference.
PART A – PROSPECTUS
The Prospectus for Dreyfus S&P 500 Index Fund, Dreyfus Smallcap Stock Index Fund and Dreyfus International Stock Index Fund is incorporated herein by reference to Part A of PEA No. 44.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for Dreyfus S&P 500 Index Fund, Dreyfus Smallcap Stock Index Fund and Dreyfus International Stock Index Fund is incorporated herein by reference to Part B of PEA No. 44.
PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 44.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 18th day of August, 2016.
DREYFUS INDEX FUNDS, INC.

By:	s/ Bradley J. Skapyak*
Bradley J. Skapyak, President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	08/18/2016
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	08/18/2016
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	08/18/2016
Joseph S. DiMartino

/s/ Peggy C. Davis*	Board Member	08/18/2016
Peggy C. Davis

/s/ David P. Feldman*	Board Member	08/18/2016
David P. Feldman

/s/ Ehud Houminer*	Board Member	08/18/2016
Ehud Houminer

/s/ Lynn Martin*	Board Member	08/18/2016
Lynn Martin

/s/ Robin A. Melvin*	Board Member	08/18/2016
Robin A. Melvin

/s/ Martin Peretz*	Board Member	08/18/2016
Martin Peretz

*BY:	/s/ Janette Farragher
Janette Farragher Attorney-in-Fact